Award Timing Disclosure	12 Months Ended
Apr. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Board of Directors and the Compensation Committee typically grant equity awards during regularly scheduled meetings. The timing of such grants is dependent, among other things, on events such as the regular schedule for grants, mid-year promotions, new-hires and any extraordinary circumstances. The Board of Directors and the Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material non public information for the purpose of affecting the value of executive compensation.

Award Timing Method
The Board of Directors and the Compensation Committee typically grant equity awards during regularly scheduled meetings. The timing of such grants is dependent, among other things, on events such as the regular schedule for grants, mid-year promotions, new-hires and any extraordinary circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Board of Directors and the Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material non public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false